ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (DETAILS) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Schedule of accrued liabilities current and Other liabilities current table [Line Items]
Accrued payroll and employee benefits	$ 1,191	$ 885
Deposits received from customers	50	16
Accrued audit fee	260	252
Others	229	233
Accrued Liabilities and Other Liabilities Current	$ 1,730	$ 1,386